Investment in finance and sales-type leases, net (Tables)	12 Months Ended
Dec. 31, 2020
Flight Equipment, Net [Abstract]
Schedule of components of net investment in finance and sales-type leases
Components of investment in finance and sales-type leases, net as of December 31, 2020 and 2019 were as follows:

	As of December 31,
	2020	2019
Future minimum lease payments to be received	$608,950	$715,085
Estimated residual values of leased flight equipment	589,872	577,353
Less: Unearned income	(260,708)	(280,889)
Allowance for credit losses (Note 23)	(59,663)	—
	$878,451	$1,011,549

Schedule of future minimum lease payments to be received on finance and sales-type leases
As of December 31, 2020, the cash flows receivable, including the estimated residual value at lease termination, from finance and sales-type leases were as follows:

Cash flows receivable
2021	$145,512
2022	207,102
2023	140,188
2024	113,698
2025	141,267
Thereafter	451,055
Undiscounted cash flows receivable	$1,198,822
Less: Unearned income	(260,708)
Allowance for credit losses	(59,663)
$878,451